CONCENTRATION OF RISK (Details Narrative) - Revenue from Contract with Customer Benchmark [Member] - Customer Concentration Risk [Member] - CADV Ventures S.A [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A And B [Member]
Product Information [Line Items]
Concentration risk, percentage	92.50%	99.10%
GPASA [Member]
Product Information [Line Items]
Concentration risk, percentage	73.40%	64.60%
Mobilum Tech UAB [Member]
Product Information [Line Items]
Concentration risk, percentage	19.10%	34.50%